CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%